Supplemental Equity and Comprehensive Income Information - Reclass AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Amount Reclassified from Accumulated Other Comprehensive Income
Net of tax	$ (363)	$ (203)	$ (250)
Gains (losses) associated with defined benefit pension and postretirement plans amortization
Amount Reclassified from Accumulated Other Comprehensive Income
Transition asset		1	1
Prior service benefit	89	92	79
Net actuarial loss	(570)	(506)	(626)
Curtailments/Settlements	(2)	(8)	9
Total before tax	(483)	(421)	(537)
Tax effect	116	148	176
Net of tax	(367)	(273)	(361)
Cash flow hedging instruments gains (losses)
Amount Reclassified from Accumulated Other Comprehensive Income
Total before tax	7	109	174
Tax effect	(3)	(39)	(63)
Net of tax	4	70	111
Cash flow hedging instruments gains (losses) | Foreign currency forward/option contracts
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales	8	110	178
Cash flow hedging instruments gains (losses) | Commodity price swap contracts
Amount Reclassified from Accumulated Other Comprehensive Income
Cost of sales			(2)
Cash flow hedging instruments gains (losses) | Interest rate swap contracts
Amount Reclassified from Accumulated Other Comprehensive Income
Interest expense	$ (1)	$ (1)	$ (2)